Combined Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 125,783	$ 97,249	$ 187,334	$ 156,390	$ 159,860
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	93,749	91,428	184,467	189,715	156,289
Gain on sale of interests in properties	(91,510)	(14,152)	(14,152)
Provision for credit losses	1,405	(116)	572	1,904	901
Straight-line rent	(240)	229	(194)	(655)	(182)
Equity in (income) loss of unconsolidated entities	(747)	(499)	(1,416)	(1,028)	143
Distributions of income from unconsolidated entities	537	634	2,110	2,558	129
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	280	5,383	(1,278)	938	(4,508)
Deferred costs and other assets	(12,353)	165	(8,887)	(13,512)	(14,378)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	(5,576)	(20,832)	(12,122)	14,393	599
Net cash provided by operating activities	114,222	159,489	336,434	350,703	298,853
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, net	(41,454)	(42,178)	(93,292)	(67,841)	(83,107)
Investments in unconsolidated entities	(2,493)	(1,457)	(2,975)	(5,109)	(1,434)
Distributions of capital from unconsolidated entities	1,440	2,827	3,659	1,399	2,093
Net cash used in investing activities	(192,441)	(40,808)	(92,608)	(71,551)	(82,448)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in SPG investment, net	(1,060,187)	(117,663)	(241,430)	(169,651)	65,161
Distributions to noncontrolling interest holders in properties	(845)	(236)	(349)	(179)	(245)
Proceeds from issuance of debt, net of transaction costs	1,384,370		15,860	57,866	145,784
Repayments of debt	(177,330)	(5,101)	(23,036)	(158,813)	(424,192)
Net cash provided by (used in) financing activities	146,008	(123,000)	(248,955)	(270,777)	(213,492)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,789	(4,319)	(5,129)	8,375	2,913
CASH AND CASH EQUIVALENTS, beginning of period	25,857	30,986	30,986	22,611	19,698
CASH AND CASH EQUIVALENTS, end of period	$ 93,646	$ 26,667	$ 25,857	$ 30,986	$ 22,611